UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-8255

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Thomas S. Harman, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-9525

Date of fiscal year end: December 31st

Date of reporting period: June 30th

ITEM 1. Reports to Shareholders.

REMS Real Estate Value-Opportunity Fund; and
Eastern European Equity Fund

REMS Group
Real Estate Management Services Group, LLC

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE- OPPORTUNITY FUND
A series of The World Funds, Inc.
A "Series" Investment Company

For the Six Months Ended June 30, 2010
 (unaudited)

Mid-Year 2010

Dear HLRRX Shareholder,

At June 30, the REMS Real Estate Value-Opportunity Fund (the ‘‘Fund’’) was up 0.8% year-to-date vs. 5.6% for the NAREIT equity index and (-6.7%) for the S&P 500.   There was a broad sell off in the market during May and June of over 10% after five quarters of dramatic recovery in public real estate debt and equity markets.

The Fund’s differentiated portfolio structure included at fiscal period end 6/30/10:  common equity holdings of value-oriented REITs of 65% and public real estate operating companies (REOCs) of 34%; an 11% position in REIT preferred equity securities, 10% leverage; and no short positions.  During the second quarter Fund returns were largely biased by the smaller capitalization tilt of our REIT value investments and our real estate operating company holdings in hotels and residential real estate as well as real estate service companies. These latter positions had outperformed our REIT portfolio returns in the previous quarters, and over shorter term periods it will not be unusual to see REMS portfolio returns that are very different from REIT indexes.

We are in the early stages of a new real estate cycle and our portfolios are focused on a wide array of opportunities to create value from a recovery in both commercial and residential real estate.  REMS real estate portfolio strategy currently incorporates three principal themes:

•
Acquire in a public wrapper REIT common equity positions in income producing commercial real estate across all property types at prices below normalized private market value with occupancy below economic full potential.

•	Hold selected investments in real estate operating companies (REOCs) and real estate service companies where there are significant opportunities to create value as a new real estate cycle emerges.

•	Hold selected investments in publicly traded REIT preferred equity securities with high single digit dividend yields and the opportunity for further recovery in share prices.

•	Realize above average dividend income from the portfolio for distribution or reinvestment.

We underscore again our excitement for the next real estate cycle where we believe public companies will play a large role in solving the problems facing overleveraged private commercial real estate owners.  We see a great deal of opportunity and value in our current holdings, which we believe are well-positioned for the road ahead.

Sincerely,

Edward W. Turville, CFA

Managing Director

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of August 20, 2010 and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* January 1, 2010 through June 30, 2010
Actual	$1,000	$1,007.80	$7.57
Hypothetical (5% return before expenses)	$1,000	$1,017.40	$7.60

Class P Shares	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period* January 1, 2010 through June 30, 2010
Actual	$1,000	$1,006.90	$8.81
Hypothetical (5% return before expenses)	$1,000	$1,016.15	$8.85

* Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class I and 1.77% for Class P, multiplied by the average account value for the period, multiplied by 181days in the most recent fiscal half year divided by 365 days in the current year.

[

99

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS June 30, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Market Value
	LONG POSITIONS
	COMMON STOCKS	99.07%
	DIVERSIFIED/OTHER	23.05%
149,906	Crexus Investment Corp.**		$1,863,331
240,900	HFF Inc.*		1,703,163
70,100	Ishares DJ US RE**		3,309,421
24,200	Jones Lang LaSalle Inc.**		1,588,488
212,200	Kenedy-Wilson Holdings Inc.**		2,143,220
157,300	MI Developments		1,923,779
56,500	Weyerhaeuser Company**		1,988,800
			14,520,202
	HEALTHCARE	12.87%
35,500	Alexandria Real Estate Equities, Inc.**		2,249,635
111,000	Biomed Realty Trust**		1,785,990
268,972	Cogdell Spencer Inc.		1,818,251
38,400	Health Care REIT, Inc.**		1,617,408
28,900	Healthcare Realty Trust Inc.		634,933
			8,106,217
	HOTEL	11.47%
73,800	Gaylord Entertainment Company***		1,630,242
141,300	MGM Resorts International***		1,362,132
351,800	Red Lion Hotels Corp.*		2,100,246
105,900	Wyndham Worldwide Corp.**		2,132,826
			7,225,446

	MULTI-FAMILY	19.95%
45,800	Camden Property Trust**		1,870,930
162,800	Colonial Properties Trust**		2,365,484
164,900	Lennar Corp. "A"**		2,293,759
44,400	MDC Holdings Inc.**		1,196,580
119,250	Parkbridge Lifestyles Communities, Inc. (Canada)*		582,500
98,400	Post Properties, Inc. **		2,236,632
77,822	Sun Communities, Inc.**		2,020,259
			12,566,144
	OFFICE/INDUSTRIAL	15.19%
79,700	Allied Properties Real Estate Investment Trust (Canada)		1,468,148
351,200	DCT Industrial Trust Inc.		1,587,424
38,800	Hudson Pacific Properties Inc.		669,300
79,400	Liberty Property Trust **		2,290,690
53,000	Mack-Cali Realty Corp.**		1,575,690
178,000	Mission West Properties, Inc.		1,213,960
52,394	Parkway Properties, Inc.		763,381
			9,568,593
	RETAIL	16.55%
176,100	CBL & Associates Properties, Inc.**		2,190,684
117,000	Kimco Realty Corp.**		1,572,480
515,200	Kite Realty Group Trust		2,153,536
260,200	Ramco-Gershenson Properties Trust **		2,628,020
98,900	Weingarten Realty		1,884,045
			10,428,765

	TOTAL COMMON STOCKS		62,415,367
	(Cost: $60,481,289 )

	PREFERRED STOCK	10.99%
	HOTEL	0.90%
22,871	Red Lion Hotel, Series A, 9.500%**		566,972
	MORTGAGE	1.55%
77,000	ISTAR Financial Inc, Series I, 7.500%**		976,360
	OFFICE	2.65%
45,400	First Industrial Realty Trust, Series J, 7.250%**		770,892
43,800	Lexington Realty Trust, Series D, 7.550%**		897,900
			1,668,792
	RETAIL	5.89%
26,500	CBL & Associates Properties, Series C, 7.750%**		590,950
31,200	CBL & Associates Properties, Series D, 8.000%**		664,248
31,500	Ceder Shopping Centers, Series A, 8.875%**		778,365
77,900	Glimcher Realty Trust, Series G, 8.125%**		1,678,745
			3,712,308

	TOTAL PREFERRED STOCKS		6,924,432
	(Cost: $7,233,690)

	TOTAL LONG POSITIONS		69,339,799
	(Cost: $ 67,714,979)

	NET INVESTMENTS IN SECURITIES
	(Cost: $67,714,979)	110.06%	$69,339,799
	Other assets, net of liabilities	-10.06%	(6,337,129)
	NET ASSETS	100.00%	$63,002,670
* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)
** All or a portion of position is segregated as collateral for borrowings. .
The segregated market value of collateral is $52,218,920

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)
ASSETS
Investments at fair value (identified cost of $67,714,979) (Note 1)	$69,339,799
Cash	1,498,241
Receivable from broker	1,310
Receivable for securities sold	724,920
Dividends and interest receivable	349,560
Receivable for capital stock sold	141,948
Prepaid expenses	82,050
TOTAL ASSETS	72,137,828

LIABILITIES
Due to brokers for securities sold short	8,000,000
Payable for securities purchased	1,062,556
Payable for capital stock redeemed	4,597
Accrued investment management fees	54,345
Accrued 12b-1 fees	648
Accrued professional fees
Accrued administration, transfer agent and accounting fees	7,479
Accrued custodian fees	4,121
Other accrued expenses	1,412
TOTAL LIABILITIES	9,135,158
NET ASSETS	$63,002,670
Net Assets Consist of :
Paid-in-capital applicable to 6,830,367 $0.01 par value shares of beneficial interest outstanding; 50,000,000 shares authorized	$82,972,119
Accumulated net investment income (loss)	(13,458)
Accumulated net realized gain (loss) on investments	(21,580,810)
Accumulated net unrealized appreciation (depreciation) on investments	1,624,819
Net Assets	$63,002,670

NET ASSET VALUE PER SHARE
Class I
($60,399,569/ 6,545,999 shares outstanding; 25,000,000 authorized)	$9.23

Class P
($2,603,101/ 284,368 shares outstanding; 25,000,000 authorized)	$9.15

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six Months ended June 30, 2010 (unuadited)
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $33,854)	$1,417,697
Interest	139
Tax reclaim income	-
Total investment income	$1,417,836

EXPENSES
Investment management fees (Note 2)	291,628
12b-1 fees, Class P	2,408
Recordkeeping and administrative services (Note 2)	35,114
Accounting fees (Note 2)	29,163
Custodian fees	3,969
Transfer agent fees (Note 2)	18,450
Professional fees	30,578
Filing and registration fees (Note 2)	13,546
Directors fees	5,356
Compliance fees	8,498
Shareholder servicing and reports (Note 2)	20,242
Dividend expense	-
Interest expense	6,007
Other	23,916
Total expenses	488,875
Fees paid indirectly (Note 7)	(3,450)
Management fee waiver (Note 2)	(39,567)
Net expenses	445,858
Net investment income (loss)	971,978

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) on:
Net realized gain (loss) on Investments	2,917,627
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(4,934,996)
Net realized and unrealized gain (loss) on investments	(2,017,369)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,045,391)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six months ended June 30, 2010 (unaudited)	Year ended December 31, 2009
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$971,978	$1,767,340
Net realized gain (loss) on investments,	2,917,627	(11,551,238)
securities sold short, and foreign currencies
Net increase (decrease) in unrealized appreciation	(4,934,996)	24,144,913
(depreciation) of investments and foreign currencies
Increase (decrease) in net assets from operations	(1,045,391)	14,361,015

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(930,327)	(1,767,324)
Class P	(39,463)	(16)
Realized gains
Class I
Class P
Return of capital
Class I	-	(818,262)
Class P	-	(5)
Decrease in net assets from distributions	(969,790)	(2,585,607)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	23,116,620	13,236,882
Class P	2,989,678	2,500
Distributions reinvested
Class I	584,831	1,828,373
Class P	39,463	22
Shares redeemed
Class I	(6,571,579)	(26,491,255)
Class P	(337,751)	-
Increase (decrease) in net assets from capital stock transactions	19,821,262	(11,423,478)

NET ASSETS
Increase (decrease) during period	17,806,081	351,930
Beginning of period	45,196,589	44,844,659
End of period (including accumulated net investment income	$63,002,670	$45,196,589
(loss) of $(13,458) and $(15,646), respectively)
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Six months ended June 30, 2010 (unaudited)
INCREASE/(DECREASE) IN CASH
Cash flows from operating activities:
Net increase (decrease) in net assets from operations	$(1,045,391)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(50,562,970)
Proceeds from disposition of investment securities	26,637,194
Decrease (increase) in receivables for securities sold	1,831,805
Decrease (increase) in receivable from broker	1,137
Decrease (increase) in dividends and interest receivable	(111,119)
Decrease (increase) in prepaid assets	(61,807)
Decrease (increase) in receivable for dividend taxes withheld	19,587
Purchase and sale of securities sold short - net	-
Increase (decrease) in payable for securities purchased	441,505
Increase (decrease) in distribution payable	-
Increase (decrease) in interest/dividend payable	-
Decrease (increase) in deposits into brokers for securities sold short	-
Increase (decrease) in due to brokers for borrowings	4,197,338
Increase(decrease) in accrued management fees	46,960
Increase (decrease) in other accrued expenses	(4,483)
Unrealized depreciation on investments	4,934,996
Net realized loss from investments	(3,188,491)
Return of capital dividends received	-
Net cash provided by operating activities:	(16,863,739)
Cash flows from financing activities:
Proceeds from shares sold	25,966,617
Payments on shares redeemed	(6,939,800)
Cash distributions paid	(345,496)
Repayment of bank overdraft	-
Net cash used in financing activities	18,681,321
Net decrease in cash	1,817,582
Cash:
Beginning balance	(319,341)
Ending balance	$1,498,241

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class I Shares
	Six months ended June 30, 2010 (unaudited) (1)		Year ended December 31, 2009(1)	Year ended December 31, 2008(1)	Year ended December 31, 2007	July 1, 2006 through December 31, 2006*	Year ended June 30, 2006	Year ended June 30, 2005

Net asset value, beginning of period	$9.30		$7.00	$10.96	$16.15	$15.01	$15.50	$14.14
Investment activities
Net investment income	0.17		0.31	0.29	0.36	0.04	0.27	0.31
Net realized and unrealized gain on investments	(0.09)		2.45	(3.70)	(1.93)	2.21	1.29	2.34
Total from investment activities	0.08		2.76	(3.41)	(1.57)	2.25	1.56	2.65
Distributions
Net investment income	(0.15)		(0.29)	(0.26)	(0.36)	(0.23)	(0.18)	(0.35)
Realized gains	-		-	-	(2.96)	(0.88)	(1.76)	(0.70)
Return of capital	-		(0.17)	(0.29)	(0.30)	-	(0.11)	(0.24)
Total distributions	(0.15)		(0.46)	(0.55)	(3.62)	(1.11)	(2.05)	(1.29)

Net asset value, end of period	$9.23		$9.30	$7.00	$10.96	$16.15	$15.01	$15.50

Ratios/Supplemental Data
Total Return	0.78	%***	42.66%	(32.22%)	(10.27%)	15.07%	11.15%	19.26%
Ratio to average net assets (A)
Expenses (B)	1.52	%**	1.59%	1.60%	1.77%	2.27%**	2.16%	2.73%
Net investment income	3.34	%**	4.37%	2.86%	2.27%	1.95%**	2.79%	1.35%
Portfolio turnover rate	44.59%		139.01%	145.98%	104.22%	64.82%	58.82%	45.00%
Net assets, end of period (000's)	$60,400		$45,194	$44,845	$47,719	$60,857	$55,177	$42,974

* Effective July 2, 2006, the Fund changed its year end from June 30 to December 31.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.14% for the six months ended June 30, 2010, 0.27% for the year ended December 31, 2009, 0.10% for the year ended December 31, 2008, .11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, 0.15% for the year ended June 30, 2006 and 0.56% for the year ended June 30, 2005.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares
	Six months ended June 30, 2010 (unaudited)(1) (2)		Period December 23, 2009 to December 31, 2009(1) (2)

Net asset value, beginning of period	$9.22		$9.34
Investment activities
Net investment income	0.15		0.04
Net realized and unrealized gain on investments	(0.07)		(0.08)
Total from investment activities	0.08		(0.04)
Distributions
Net investment income	(0.15)		(0.04)
Realized gains	-		-
Return of capital	-		(0.04)
Total distributions	(0.15)		(0.08)

Net asset value, end of period	$9.15		$9.22

Ratios/Supplemental Data
Total Return	0.69	%***	(0.39	%)***
Ratio to average net assets (A)
Expenses (B)	1.77	%**	1.84	%**
Net investment income	4.08	%**	4.12	%**
Portfolio turnover rate	44.59%		139.01%
Net assets, end of period (000's)	$2,603		$2
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(2) Commencement of operations for Class P shares was December 23, 2009.
(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.14% for the six months ended June 30, 2010 and 0.27% for the period ended December 31, 2009.
(B) Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2010  (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF"); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II.  Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”) approved at a special meeting of the shareholders held on November 17, 2005.  TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock.  The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The investment objective of the Fund is to achieve long-term growth of capital and current income.  Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value.  Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”).  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of  fair value and set out a hierarchy for measuring fair value.  These standards require additional disclusures about the various inputs used to decvelop the measurements of fair calue.  These inputs are summarized ion the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include pouted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or  liability, to the extend relevant observable inputs are not available, representing the Fund’s own assumptions a market participant would use in valuing ther asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$62,415,367	$-	$-	$62,415,367
Preferred Stocks	6,294,432	-	-	6,294,432
	$69,339,799	$-	$-	$63,339,799

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.
The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services.  Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased.  Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.  The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations.  The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations.  The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2006-2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the six months ended June 30, 2010, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period.  The cost of such holdings is determined using historical exchange rates.  Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.  Such fluctuations are included with the net realized and unrealized gains and losses from investments.  Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.   It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price.  Currently, the Fund engages in selling securities short.  To sell a security short, the Fund must borrow the security.  The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian.  The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs.  There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price.  Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size.  Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short.  Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.  During the six months ended June 30, 2010, there were no short sales and at June 30, 2010, there were no outstanding securities sold short.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares.  Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the six months ended June 30, 2010, the Advisor earned $291,628 and waived $39,567.

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the fund.  The total amount of recoverable reimbursements as of June 30, 2010 was $161,025 and expires as follows:

Year Expiring	Amount
2010	$29,264
2011	22,140
2012	109,621
2013	39,567
$200,592

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2010, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund.  The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares.  For the six months ended June 30, 2010, there were $2,408 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  For the six months ended June 30, 2010, CSS earned $35,114 for its services, of which $3,437 was due from the Fund.  Additionally, CSS received $3,225 of the $13,546 of filing and registration fees expense incurred and $1,050 of the $20,242 of shareholder servicing and reports expense incurred for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent.  For the six months ended June 30, 2010, CFSI earned $18,450, of which $1,233 was due from the Fund.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the six months ended June 30, 2010, CFA earned $29,163 for its services, of which $2,809 was due from the Fund.

Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2010, aggregated $50,833,833 and $26,637,194, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the years ended June 30, 2010 and December 31, 2008 were as follows:

	Six months ended June 30, 2010 (unaudited)	Year ended December 31, 2009
Distributions paid from:
Ordinary income	$969,790	$1,767,340
Return of capital	-	818,267
Total	$969,790	$2,585,607

           As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(13,458)
Accumulated net realized gain (loss)	(21,580,810)
Net unrealized appreciation (depreciation) on investments and investments sold short	1,624,819
$(19,969,449)

Under current tax law, security and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2010, the cost for Federal income tax purpose was $67,714,979.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$7,834,491
Gross unrealized depreciation	(6,209,671)
Net unrealized depreciation	$1,624,820

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class I Shares Six months ended June 30, 2010 (unaudited)		Class I Shares Year ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	2,286,197	$23,116,620	1,741,257	$13,236,882
Shares reinvested	58,135	584,831	291,610	1,828,373
Shares redeemed	(658,268)	(6,571,579)	(3,575,481)	(26,491,255)
Net increase	1,686,064	$17,298,872	(1,542,614)	$(11,426,000

	Class P Shares Six months ended June 30, 2010 (unaudited)		Class P Shares Year ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	314,410	$2,989,678	268	$2,500
Shares reinvested	3,944	39,463	2	22
Shares redeemed	(34,256)	(337,751)	( -)	( -)
Net increase	284,098	$(2,691,390)	270	$2,522

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

NOTE 7 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with  Fidelity Capital Markets (“FCM”) and Jefferies & Company, Inc. (“JCI”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund.  Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator.  The agreement with FCM was entered into on June 14, 2004 and was terminated in May 2010.  The agreement with JCI was entered into on June 10, 2010.  FCM transferred $3,955 and JCI transferred $16,079 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2010.

NOTE 8 – RISKS AND CONCENTRATIONS

The fund concentrates its assets in the real estate industry.  An investment in the fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.  The Fund also engages in borrowing for leverage.  The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities.  The Fund anticipates that, under normal circumstances the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.  However, the Fund may have no leverage or less than 109% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund.  Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).  At June 30, 2010, the Fund owed $8,000,000 on this leverage agreement with Jefferies & Company, Inc.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk.  There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the fund and reduce its returns.  If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage.  To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.  Pledged securities will be held by the lender and will not be available for other purposes.  The fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender.  Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.  The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.   This may require the Fund to sell assets it would not otherwise choose to sell a t that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used.  Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235 (800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

Semi-Annual Report to Shareholders

EASTERN EUROPEAN EQUITY FUND

A series of The World Funds, Inc.
A "Series" Investment Company

For the Six Months Ended June 30, 2010
(unaudited)

VEEEX

Market Report for the Six Months ended June 30, 2010

Markets Review:
Performances in USD, for Q2, 2010, from March 31, to June 30, 2010
(And for H1, 2010 from December 31, 2009 to June 30,2010)

The negative mood on financial markets has stemmed mainly from concerns about sovereign risk, after Greece emerged as a troubled Euroland member. Later, concerns switched to worries about growth after austerity measures were announced, addressing high debt levels and intending to restore stability. While plans to consolidate budgets might cost some points in GDP growth, Central and Eastern European countries (CEE) are currently doing pretty well, with a GDP growth that was more resilient in the recession and has recovered fastest.

MSCI Russia: Q2 -16.7% (H1 -11.1%)

After hitting its 2010 maximum in mid-April, the Russian Stock Exchange came under pressure from the Greek debt crunch, further intensified by potential financial troubles in other European Union (EU) members. From April 15 to the end of the quarter, the Moscow Stock Exchange main Index (RTS) eased 20%, more than most of the other developed and emerging market benchmarks, except for China, and thus affirming its status of one of the most high-beta markets. Names in materials have been the most affected, due to worries on a potential slowdown of the Chinese economy ( a big consumer in Materials).

The below mentioned domestic issues didn't help the market either

•
The zero export duty for East Siberia crude oil was eliminated as of July 1st and replaced with the reduced new formula of (Urals - $54/bbl)×65%. The Ministry of Finance has suggested increasing the mineral extraction tax (MET) on oil and gas in order to balance the state budget. The MET rate on gas is supposed to be raised by 2 times, from R147/mcm to R294/mcm and then indexed annually in line with inflation.

•
The Russian Government said it wants to change the schedule of tariff hikes for the Federal Grid Company and the duration of the regulatory period. The tariff hike for the Federal Grid Company in 2011 could be changed from the initially planned 31% to 15%.

•
First Deputy Prime Minister Igor Shuvalov urged investors to be wary of Russian   stocks as policy makers in the world’s biggest energy exporter try to prevent  the  economy from overheating and encourage long-term investment.    “I’d  be  very cautious   about   stock investments in this country,” Shuvalov said in an  interview with Bloomberg Television  in Moscow. “I would welcome real investors who can build factories, something new  in  this country.” (June 17th)

•
Conoco planed to reduce its stake in Lukoil to 10% from current 20% within 2 years, 0.5% sold in April though the market (May 5th). BP has either pledged or sold via a derivative scheme its 1.3% stake in Rosneft (June 28th). German E.On may sell its 3.5% stake in Gazprom. E.On does not plan to sell the stake into the market—it could be bought by a certain Russian entity directly or indirectly owned by the government (June 28th).

•	Federal Anti Monopoly Service initiated a case into the pricing of “fat” grade coking coal concentrate by Evraz, Raspadskaya and Severstal, who are suspected of monopolistic behaviour (July 8th).

MSCI Turkey: Q2 -6.2% (H1 -2.6%)

While sovereign risks and banking stress in the Eurozone triggered a sell-off across the whole EM universe in 2Q10, Turkey’s relative strength has been confirmed, thanks to its domestic consumption-driven economy, fiscal outlook and solid banking system. Despite the retreat in equities, the positive cyclical growth trends in Turkey have not been disrupted by financial market volatility or concerns about growth in Europe. In fact, the recovery in domestic demand has become more discernible particularly given the rise in resource utilization in domestic-oriented industries, the recovery momentum in consumer good imports, the gradual pick-up in employment and the improvement in credit conditions.

MSCI Poland: Q2 -22.8  (H1 -19.5%)

The Polish stock market index suffered a painful loss in Q2 2010, with its year-to-date performance also slumping into negative figures. Nevertheless, this hardly reflects the good fundamentals being registered in Poland. Following the better than expected economic growth of 1.8% in 2009, forecast for the 2010 growth figure have been raised from 2.7% to 3.0%. Aggregated at the index level, corporate results were able to beat the expectations, both in terms of sales and net profits. The anticipated earnings growth of 15.3% and 16% for 2010 and 2011, respectively, points to solid performance in Poland. There also continues to be support from valuations: with an estimated P/E of 12.1 for 2010, the index remains in very moderate territory. Negative factors have been the government’s strong activity in privatization, and the need for structural reforms (pension fund, etc.) so that state debt does not exceed 55% of GDP.

The market was also affected by the death, in a plane crash, of the country's president, along with his wife and other senior government officials (April 10th).

MSCI Czech Republic: Q2 -16.7% (H1 -16.8%)

Economic activity gathered some pace during the last quarter, with growth expected to come in higher than previously expected for 2010. The improvement, however, was based on better external demand feeding into a revival of manufacturing, while domestic consumption remained weak.

MSCI Hungary: Q2 -31.1% (H1 -22.4%)

The Hungarian stock market was broadsided by the resurgence in risk aversion among international investors and suffered massive losses in Q2 2010. The general elections which took place in April ended with two-thirds majority for Fidesz (center-right) opening up a historic chance to move forward with the necessary structural reforms in the country. In other news, macro-economic data have improved marginally, leading us to expect modest (export-driven) GDP growth in 2010. By contrast, aggregated earnings growth at the index level has weakened to +7.7%, and is very much dependent on how much profits MOL will generate. The Hungarian refiner now accounts for 30.5% of the index.

Performance (in USD) and Activity of the Fund

During Q2, 2010 the fund’s total return was -19.9% (H1 -9.8%) versus -16.8% (H1 -11.8%) for the MSCI EM Emerging Europe and -20.2% (H1 -15.4%) for the Nomura Central Eastern Europe Index (Source: Bloomberg). Our overweight in Materials (the worst performing sector) explain largely the Fund's underperformance compared to the benchmark in Q2 2010. In the last three months, we reduced our holdings in Turkey as we faced some redemptions and the Istanbul stock exchange was trading close to its all time high.

Outlook

The deterioration of the investment climate in Europe, the potential slowdown of the Chinese economy and the expected government expenditures cuts create additional risks for the global economic recovery. However, we expect these negative factors to be offset by low interest rates, and efforts by state authorities to undo the negative implications of the debt crisis in Europe on the real economy, which is to shore up positive trends and support the global recovery. Correction restores appeal in Russian equities. The average P/E 2010 of the Russian stock market index has decreased to 9x, and its discount to the Brazil market has widened to 35%. Current prices for an array of blue chips look fundamentally attractive. Compared to Hungary and the Czech Republic, we like the greater depth and the better macro prospects of the Polish market. In Turkey, all eyes will now be on the referendum to be held on September 12. Turks will have to approve or reject a package of constitutional amendments that the government wants to implement. The market fears that if accepted, the ruling party (Islamist moderate) would gather too much power and threaten Turkey's secularist traditions.

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2009 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of February 1, 2010 and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

EASTERN EUROPEAN EQUITY FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 through June 30, 2010
Actual	$1,000	$901.55	$13.01
Hypothetical (5% return before expenses)	$1,000	$1,011.20	$13.76

CLASS C	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 through June 30, 2010
Actual	$1,000	$895.45	$16.54
Hypothetical (5% return before expenses)	$1,000	$1,007.40	$17.52

* - Expenses are equal to the Fund’s annualized expense ratio of 2.76% for Class A and 3.51% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	COMMON STOCK	99.21%

	CZECH REPUBLIC	4.61%
165,000	New World Resources VB-W/I*		$1,730,736

	GEORGIA	1.36%
50,000	Bank of Georgia Regs GDR*		510,000

	GERMANY	0.08%
9,000	Magnat Real Estate Opps*		29,190

	GREAT BRITAIN	3.56%
29,000	Eurasian Natural Resource		373,112
136,000	Highland Gold Mining Ltd.*		273,845
23,400	Kazakhms PLC		347,568
590,000	Lewis Charles Romania Property Fund Ltd.*		57,307
106,500	Trans Balkan Investments*		63,657
110,000	Ukraine Opportunity Trust PL*		217,250
22,000	Ukraine Opportunity Trust PL ORD*		2,750
			1,335,489
	GREECE	1.66%
57,000	National Bank of Greece*		624,172

	HUNGARY	0.68%
267,793	Ablon Group*		254,104

	LUXEMBOURG	3.97%
63,000	Evraz Group SA GDR Regs*		1,488,690

	NETHERLANDS	1.60%
37,000	Vimpelcom LTD Spons. ADR		598,660

	POLAND	4.04%
107,142	Bank Millennium SA*		136,552
5,000	Bank Pekao SA		232,267
3,700	Bank Rozwoju Eksportu SA*		250,104
1,541	Bre Bank Allotment Certificates *		104,165
75,000	Polski Koncern Naftowy*		792,389
			1,515,477
	ROMANIA	0.80%
900,000	SIF 5 Oltenia Craiova		298,709

	RUSSIA	73.55%
80,000	Gazprom OAO Spon ADR		1,527,200
350,000,000	Inter RAO UES*		512,750
44,000	JSC MMC Norilsk Nickel ADR		638,880
70,000	JSC MMC Norilsk Spon ADR		1,016,400
19,000	Lukoil Holdings Spon ADR		986,100
50,000	Mechel Steel Group OAO		907,000
80,000	Mobile Telesystems Spon ADR*		1,532,800
5,500,000	Mosenergo*		522,500
7,000	Novatek OAO Spons GDR Regs*		506,100
48,000	Novolipetsk Steel GDR Reg S		1,248,000
9,000,000	OGK-2**		428,400
24,000,000	OGK-4*		1,668,000
44,000,000	OGK-6*		1,518,000
17,000	Novorossiysk Commerce GDR*		187,000
1	OAO Open Investments GDR*		3
295,000	Rosneft Oil Co. OAO GDR Reg S*		1,823,100
180,000	Rushydro Sponsored ADR Reg S*		880,200
995,000	Sberbank RF		2,427,800
197,298	Severstal GDR Reg S*		1,933,521
87,000	Sistema Regs Spons GDR		2,063,640
175,000	Surgutneftegaz SP ADR		1,575,000
20,000	Tatneft Sponsored REG S GDR*		564,000
45,710	TMK GDR Regs		685,650
500,000	VTB Bank OJSC-GDR		2,435,000
			27,587,044
	TURKEY	3.30%
60,000	Aksigorta AS		69,953
872,817	Dogan Yayin Holding AS*		741,081
73,333	Enka Insaat Ve Sanayi AS		253,241
42,960	Haci Omer Sabanci Holding		174,214
			1,238,489

	TOTAL INVESTMENTS:
	(Cost: $40,209,838)	99.21%	37,210,760
	Other assets, net	0.79%	297,905
	NET ASSETS	100.00%	$37,508,665

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund's related balance sheet.)
ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)
ASSETS
Investments at fair value (identified cost of $40,209,838) (Note 1)	$37,210,760
Cash	100,754
Foreign currency at fair value (cost of $27,668)	27,355
Receivable for securities sold
Receivable for capital stock sold	1,581
Dividends receivable	280,789
Tax reclaim receivable at fair value (cost of $6,567)	5,878
Prepaid expenses	59,162
TOTAL ASSETS	37,686,279

LIABILITIES
Payable for capital stock redeemed	64,219
Payable for taxes withheld on distributions
Accrued investment management fees	45,300
Accrued 12b-1 fees	26,660
Accrued administration and transfer agent fees	13,014
Accrued professional fees
Accrued custodian fees	18,284
Other accrued expenses	10,137
TOTAL LIABILITIES	177,614

NET ASSETS	$37,508,665
Net Assets Consist of :
Paid-in-capital applicable to 1,800,560 $0.01 par value shares of beneficial interest outstanding	$48,817,395
Accumulated net investment income (loss)	(373,524)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,932,487)
Net unrealized appreciation (depreciation) of investments and foreign currency	(3,002,719)
Net Assets	$37,508,665

NET ASSET VALUE PER SHARE
Class A
($35,947,048 / 1,721,954 shares outstanding; 20,000,000 authorized)	$20.88

MAXIMUM OFFERING PRICE PER SHARE ($20.88 X 100/94.25)	$22.15
Class C
($1,561,617 / 78,606 shares outstanding; 15,000,000 authorized)	$19.87

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2010 (unaudited)
INVESTMENT INCOME
Dividend (Net of foreign tax withheld of $58,488)	$336,481
Interest	270
Total investment income	336,751
EXPENSES
Investment management fees (Note 2)	307,886
Rule 12b-1and servicing fees (Note 2)
Class A	59,304
Class C	9,095
Recordkeeping and administrative services (Note 2)	58,042
Accounting fees	20,423
Custody fees	41,920
Transfer agent fees (Note 2)	67,450
Professional fees	28,855
Filing and registration fees (Note 2)	18,801
Directors fees	5,719
Compliance fees	11,627
Shareholder services and reports (Note 2)	33,998
Other	23,757
Total expenses	686,877
Net investment income (loss)	(350,126)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	5,021,913
Net realized gain (loss) on foreign currency transactions	(26,879)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(9,531,204)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(4,536,170)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,886,296)

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six months ended December 31, 2009 (unaudited)	Year ended December 31, 2009
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(350,126)	$(563,276)
Net realized gain (loss) on investments and foreign currency transactions	4,995,034	(1,097,722)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(9,531,204)	20,395,337
Increase (decrease) in net assets from operations	(4,886,296)	18,734,339

DISTRIBUTIONS TO SHAREHOLDERS
Class A	-	(96,130)
Class C	-	-
Decrease in net assets from distributions	-	(96,130)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	6,897,173	12,784,797
Class C	858,307	523,713
Distributions reinvested
Class A	-	79,175
Class C	-	-
Shares redeemed
Class A	(12,902,886)	(8,254,735)
Class C	(495,003)	(272,942)
Increase (decrease) in net assets from capital stock transactions	(5,642,409)	4,860,008

NET ASSETS
Increase (decrease) during period	(10,528,705)	23,498,217
Beginning of period	48,037,370	24,539,153
End of period (including accumulated net investment income (loss) of $(373,524) and $(23,398), respectively)	$37,508,665	$48,037,370

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares
	Years ended December 31,
	Six Months Ended June 30, 2010 (unaudited) (1)	2009(1)		2008(1)	2007	2006	2005

Net asset value, beginning of period	$23.16	$12.49		$25.50	$29.61	$22.82	$19.12
Investment activities
Net investment income (loss)	(0.17)	(0.30)		(0.17)	(0.12)	(0.15)	(0.29)
Net realized and unrealized gain (loss)	(2.11)	11.02		(11.51)	1.54	6.98	3.99
on investments and foreign currency transactions
Total from investment activities	(2.28)	10.72		(11.68)	1.42	6.83	3.70
Distributions
Net investment income	-	(0.05)		(1.33)	(0.65)	(0.04)	-
Net realized gain	-	-		-	(4.88)	-	-
Total distributions	-	(0.05)		(1.33)	(5.53)	(0.04)	-

Net asset value, end of period	$20.88	$23.16		$12.49	$25.50	$29.61	$22.82

Total Return	(9.84%)	85.82%		(45.87%)	1.14%	29.92%	19.35%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.76%	2.97%		2.56%	2.25%	2.49%	2.54%
Expenses, net	2.76%	2.84%	(A)(B)	2.56%	2.25%	2.37%	2.54%
Net investment income (loss)	(1.39%)	(1.74%)		(0.77%)	(0.39%)	(0.58%)	(1.34%)
Portfolio turnover rate	49.63%	65.53%		147.72%	209.58%	115.04%	67.09%
Net assets, end of year (000's)	$35,947	$46,605		$23,851	$68,956	$80,711	$62,939
(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2009.
(B) Expense ratio - net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.
(C) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares
	Years ended December 31,
	Six Months Ended June 30, 2010 (unaudited) (1)	2009(1)		2008(1)	2007	2006		2005

Net asset value, beginning of period	$22.19	$12.05		$24.56	$28.60	$22.21		$18.74
Investment activities
Net investment income (loss)	(0.25)	(0.41)		(0.29)	(0.25)	(0.22)		(0.37)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.07)	10.55		(11.08)	1.36	6.61		3.84
Total from investment activities	(2.32)	10.14		(11.37)	1.11	6.39		3.47
Distributions
Net investment income	-	-		(1.14)	(0.27)	-		-
Net realized gain	-	-		-	(4.88)	-		-
Total distributions	-	-		(1.14)	(5.15)	-		-

Net asset value, end of period	$19.87	$22.19		$12.05	$24.56	$28.60		$22.21

Total Return	(10.46%)	84.15%		(46.37%)	3.98%	28.77%		18.49%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	3.51%	3.72%		3.31%	3.00%	3.24%	(C)	3.29%
Expenses, net	3.51%	3.59%	(A)(B)	3.31%	3.00%	3.12%	(B)	3.29%
Net investment loss	(2.14%)	(2.21%)		(1.36%)	(1.14%)	(1.33%)		(2.09%)
Portfolio turnover rate	49.63%	65.53%		147.72%	209.58%	115.04%		67.09%
Net assets, end of period (000's)	$1,562	$1,432		$688	$1,795	$863		$511
(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2009.
(B) Expense ratio - net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.
(C) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2010       (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Eastern European Equity Fund (the “Fund”), previously the Vontobel Eastern European Equity Fund, is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Eastern Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  Theses standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted priced included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,210,760	$-	$-	$37,210,760

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

In January , 2010, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” which amends  FASB Accounting Standards codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax  or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2006 to 2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2010, there were no reclassifications.  These reclassifications have no effect on net assets or net asset value per share.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55%on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM.  VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.  For the six months ended June 30, 2010, CCM earned $307,886 in advisory fees.  At  June 30, 2010, CCM was due $45,300 from the Fund.

CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2009 so that the ratio of total annual operating expenses for the Fund's Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of June 30, 2010 was $41,887, which will expire December, 2012.

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge ("DSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2010, FDCC received $11,849 in underwriting fees and commissions and $67,433 in DSC fees relating to the distribution and redemption of certain Fund shares.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.  For the six months ended June 30, 2010, there were $59,304 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2010, there were $9,095 in Class C 12b-1 and service fees incurred.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund.  For the six months ended June 30, 2010, CSS earned $58,042 for its services, of which $7,091was due at June 30, 2010. Additionally CSS received $1,125 of the $33,998 of shareholder services and reports expense incurred and $4,425 of the $18,801 filing and registration fees for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. For the six months ended June 30, 2010, CFSI earned $67,450 for its services, of which $5,923 was due at June 30, 2010.

Certain officers and/or interested directors of the Fund are also officers and/or directors of VAM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $22,950,231 and $26,927,730 respectively, for the six months ended June 30, 2010.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  The tax character of distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 were as follows:

	Six Months ended June 30, 2010 (unaudited)	Year ended December 31, 2009
Distributions paid from:
Ordinary income	$-	$96,130
Net Realized Gain	-	-
	$-	$96,130

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Six months ended June 30, 2010 (unaudited)
Accumulated net investment gain (loss)	$(373,524)
Accumulated net realized gain(loss) on investments and foreign currency transactions	(7,932,487)
Net unrealized appreciation/depreciation of investments and foreign currency	(3,002,719)
Total	$(11,308,730)

As of December 31, 2009, the Fund has a capital loss carryforward of $12,927,521 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  This carryforward will expire as follows:

2016	$12,064,830
2017	862,691
$12,927,521

As of June 30, 2010, cost for federal income tax purpose is $40,209,838 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,259,864
Gross unrealized depreciation	(9,258,942)
Net unrealized depreciation	$(2,999,078)

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Six months ended June 30, 2010 (unaudited)		Class C Shares Six months ended June 30, 2010 (unaudited)
	Shares	Value	Shares	Value
Shares sold	273,885	$6,897,173	36,437	$858,307
Shares reinvested	-	-	-	-
Shares redeemed	(564,512)	(12,902,886)	(22,399)	(495,003)
Net increase(decrease)	(290,627)	$(6,005,713)	14,038	$363,304

	Class A Shares Year ended December 31, 2009		Class C Shares Year ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	645,634	$12,784,797	27,190	$523,713
Shares reinvested	3,482	79,175	-	-
Shares redeemed	(546,221)	(8,254,735)	(19,728)	(272,942)
Net increase(decrease)	102,895	$4,609,237	7,462	$250,771

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

EASTERN EUROPEAN EQUITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Eastern European Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235 (800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  September 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: September 9, 2010